	1475 Dunwoody Drive West Chester, PA 19380 763.342.9164	Ian Macleod ian.macleod@resolutionlife.us www.resolutionlife.com
Private & Confidential

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE: Voya Retirement Insurance and Annuity Company
Post-Effective Amendment No. 1 to Form N-4
(File No. 333-278858) Voya Select Rate Annuity

Commissioners:

On behalf of Voya Retirement Insurance and Annuity Company (the “Company”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable annuity contract offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4. That Amendment was filed electronically with the Commission on April 29, 2026.

Sincerely,

/s/ Ian Macleod
Ian Macleod
Attorney-in-Fact
Security Life of Denver Insurance Company

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